Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities- Gimi MS Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Balance sheet
Current assets	$ 1,172,107	$ 925,597
Current liabilities	(456,156)	(1,307,221)
Golar Gimi | VIE debt
Balance sheet
Current assets	12,048	7,107
Non-current assets	1,153,984	877,835
Current liabilities	(12,837)	(18,127)
Non-current liabilities	$ (515,732)	$ (389,244)